Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) [Line Items]
Leases square description	The Company leases approximately 550 square meters (approximately 5,920 square feet) of office space and warehouses. The original lease expired in December 2021, and the Company exercised the option to extend its lease for an additional 24 months until December 31, 2023. The Company leases approximately 620 square meters (approximately 6,670 square feet) of office space in Neve Ilan, Israel, that is used for offices and technical development. The lease expires in June 2023. In November 2020, the Company leased an additional approximately 370 square meters (approximately 3,980 square feet) of office space in Neve-Ilan, Israel. This lease also expires in June 2023. In March 2022, the Company signed a new agreement to lease 105 square meters (approximately 1,130 square feet) of office space in Neve-Ilan, Israel until February 2025.
Monthly rent payment the lease premises	$ 42
Vehicles lease, description	The lease agreement is effective through July 2025 and the monthly payment for this agreement is approximately $9 thousand.
Vehicle lease payment	$ 9
Nanox korea leases payment for agreements	$ 4
Lease agreement monthly payment description	The lease agreement is effective through November 2024 and the monthly payment for this agreement is approximately $1 thousand.
Fabrication facility and research developmental center, description		In 2021, Nanox Korea leased approximately 390 square meters of space for a temporary fabrication facility and approximately 200 square meters of space for a research and development center in Korea.
Rent payments	$ 81
Expiry date	Dec. 31, 2024
Rent payment agreement, description	The monthly rent payment for this agreement is approximately $6 thousand.
Nanox Imaging Inc. [Member]
Leases (Details) [Line Items]
Rent payments	$ 19